Subsequent Events (Details Narrative) (10Q) - USD ($)							12 Months Ended
	Oct. 27, 2016	Aug. 26, 2016	Apr. 01, 2016	Jan. 25, 2016	Jan. 14, 2016	Jun. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Reverse split stock description		1-for-1,000	1-for-100 reverse stock split			1-for-100 reverse split
Number of common stock shares issued during the period							446,045	915,875
Common stock shares authorized		40,000,000					3,000,000,000	3,000,000,000	40,000,000
Subsequent Event [Member]
Reverse split stock description	1-for-1,000				On January 14, 2016, we filed a Preliminary Schedule 14C Information Statement with the Securities and Exchange Commission, in connection with the approval of articles of amendment to our amended and restated articles of incorporation, as amended, by our Board of Directors and the holder of a majority of the voting power of the issued and outstanding capital stock of the Company, to, on the Effective Date (as defined below), (i) effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock and reduce the number of authorized shares of common stock from 3,000,000,000 to 200,000,000, and (iii) immediately prior to the reverse stock split, pay in cash to those shareholders holding fewer than 100 shares of common stock, instead of issuing fractional shares, an amount per share equal to the average closing price per share of the common stock on the OTCQB, averaged over a period of 30 consecutive calendar days ending on (and including) the date of the Effective Date, without interest. The articles of amendment will be effective upon their filing with the Secretary of State of Florida which will occur approximately, but not less than, 20 days after the definitive information statement is mailed to the shareholders of the Company (“Effective Date”).
Number of common stock shares repurchased during the period	113,913
Number of common stock repurchased during the period	$ 71,504
Number of common stock shares issued during the period	213			1,000,000
Common stock shares authorized	200,000,000
Subsequent Event [Member] | Minimum [Member]
Common stock shares authorized	40,000,000				3,000,000,000
Subsequent Event [Member] | Forward Split [Member]
Stock split description	100-for-1 share basis